SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	1,210,000	1,905,000
Average Exercise Price, Beginning Balance	$ 0.04	$ 0.56
Average Remaining Contractual Life (Years), Outstanding	1 year 10 months 6 days	8 years 2 months 19 days	4 years 8 months 26 days
Number of Options Outstanding, Issued	376,667	420,000
Average Exercise Price, Issued	$ 0.48	$ 0.15
Average Remaining Contractual Life (Years), Issued	5 years 7 months 13 days	8 years 11 months 23 days
Number of Options Outstanding, Exercised	1,350,000	1,115,000
Average Exercise Price, Exercised	$ 0.01	$ 0.98
Number of Options Outstanding, Ending Balance	236,667	1,210,000	1,905,000
Average Exercise Price, Ending Balance	$ 0.93	$ 0.04	$ 0.56